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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

This Amendment (Check only one.):     |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bristlecone Value Partners, LLC
           -------------------------------------------------
Address:   10880 Wilshire Boulevard,
           -------------------------------------------------
           Suite 880
           -------------------------------------------------
           Los Angeles, CA  90024
           -------------------------------------------------

Form 13F File Number:  28 - 11148
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jean-Luc Nouzille
             -----------------------------------------------
Title:       Managing Partner
             -----------------------------------------------
Phone:       310-806-4141
             -----------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Jean-Luc Nouzille           Los Angeles, CA                5-16-05
 -----------------------    ---------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None







SEC 1685 (3-01)  Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ---------------------

Form 13F Information Table Entry Total:  34
                                         ---------------------

Form 13F Information Table Value Total:  569,702
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                                                     FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

ALLSTATE CORP.                 COM       020002101   $23,877   441,677     SH        SOLE                  439,647            2,030
ALLTEL CORP.                   COM       020039103   $19,551   356,444     SH        SOLE                  354,840            1,604
AMER INTERNATIONAL GROUP INC.  COM       026874107   $13,605   245,525     SH        SOLE                  244,340            1,185
AON CORP.                      COM       037389103   $13,079   572,636     SH        SOLE                  569,926            2,710
BANK OF AMERICA CORP.          COM       060505104   $11,397   258,434     SH        SOLE                  256,844            1,590
BRISTOL-MYERS SQUIBB CO.       COM       110122108   $16,766   658,518     SH        SOLE                  655,398            3,120
CITIGROUP, INC.                COM       172967101   $14,276   317,665     SH        SOLE                  316,169            1,496
DUKE ENERGY CORP.              COM       264399106   $8,653    308,930     SH        SOLE                  307,475            1,455
ELECTRONIC DATA SYSTEM CORP.   COM       285661104   $19,238   930,720     SH        SOLE                  926,265            4,455
EMERSON ELECTRIC CO.           COM       291011104   $14,162   218,119     SH        SOLE                  217,104            1,015
EXXON MOBIL CORP.              COM       30231G102   $13,484   226,248     SH        SOLE                  225,343            905
FIRST DATA CORP.               COM       319963104   $7,138    181,595     SH        SOLE                  180,735            860
GENERAL DYNAMICS CORP.         COM       369550108   $20,833   194,610     SH        SOLE                  193,705            905
IAC/INTERACTIVE CORP.          COM       44919P102   $16,627   746,615     SH        SOLE                  743,190            3,425
KEYCORP                        COM       493267108   $20,199   622,472     SH        SOLE                  619,682            2,790
KROGER CO. (THE)               COM       501044101   $21,200   1,322,522   SH        SOLE                  1,316,312          6,210
LIBERTY MEDIA CORP             COM       530718105   $11,633   1,121,805   SH        SOLE                  1,116,505          5,300
MARATHON OIL CORP.             COM       565849106   $16,297   347,337     SH        SOLE                  345,982            1,355
MCDONALD'S CORP.               COM       580135101   $16,281   522,822     SH        SOLE                  520,467            2,355
MERCK & CO., INC.              COM       589331107   $16,098   497,322     SH        SOLE                  494,972            2,350
MERRILL LYNCH & CO., INC.      COM       590188108   $12,426   219,537     SH        SOLE                  218,492            1,045
NEWELL RUBBERMAID, INC.        COM       651229106   $21,714   989,690     SH        SOLE                  985,095            4,595
PNC FINANCIAL SERVICES GROUP,
INC.                           COM       693475105   $9,332    181,271     SH        SOLE                  180,706            565
PEPSICO, INC.                  COM       713448108   $22,583   425,861     SH        SOLE                  423,106            2,755
PFIZER, INC.                   COM       717081103   $9,824    373,960     SH        SOLE                  372,780            1,180
PRAXAIR, INC.                  COM       74005P104   $13,893   290,280     SH        SOLE                  289,195            1,085
SBC COMMUNICATIONS, INC.       COM       78387G103   $16,158   682,062     SH        SOLE                  679,137            2,925
SAFEWAY, INC.                  COM       786514208   $13,686   738,598     SH        SOLE                  734,818            3,780

                                                     FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP     (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP.                   COM       852061100   $4,773    209,813     SH        SOLE                  208,963            850
TENET HEALTHCARE CORP.         COM       88033G100   $18,419   1,597,526   SH        SOLE                  1,590,001          7,525
TEXTRON, INC.                  COM       883203101   $10,669   142,977     SH        SOLE                  142,327            650
TYCO INTERNATIONAL LTD         COM       902124106   $19,304   571,110     SH        SOLE                  568,460            2,650
VERIZON COMMUNICATIONS         COM       92343V104   $7,941    223,679     SH        SOLE                  222,696            983
WACHOVIA CORP.                 COM       929903102   $16,711   328,242     SH        SOLE                  326,752            1,490
WASHINGTON MUTUAL, INC.        COM       939322103   $21,799   551,883     SH        SOLE                  549,356            2,527
WASTE MANAGEMENT, INC.         COM       94106L109   $21,397   741,673     SH        SOLE                  738,223            3,450


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